UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:       811-8002
                                      ------------------------

                    JAPAN SMALLER CAPITALIZATION FUND, INC.
   -----------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                          Two World Financial Center
                            Building B, 22nd Floor
                         New York, New York 10281-1712
   -----------------------------------------------------------------------
                   (Address of principal executive offices)

                               Hiroshi Terasaki
                    Japan Smaller Capitalization Fund, Inc.
                          Two World Financial Center
                            Building B, 22nd Floor
                         New York, New York 10281-1712
   -----------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 833-0018
                                                    --------------

Date of fiscal year end:       May 31, 2006
                         ---------------------------

Date of reporting period:      March 1, 2006 - May 31, 2006
                          ----------------------------------------------

Item 1.  Schedule of Investments



                                               JAPAN SMALLER CAPITALIZATION FUND, INC.
                                                       SCHEDULE OF INVESTMENTS
                                                IN SECURITIES OF UNAFFILIATED ISSUERS
                                                            May 31, 2006

                                                                                                                              % of
                                                                                                   Market     Unrealized       Net
                                                                     Shares           Cost          Value      Gain/Loss    Assets
                                                                     ------           ----         ------     ----------    ------
COMMON STOCKS
Automotive Equipment and Parts
Musashi Seimitsu Industry Co., Ltd ....................             122,900     $3,419,183     $3,019,575      ($399,608)      1.0
 Ball joints, camshafts and gears
Nittan Valve Co, Ltd ..................................             371,400      3,115,238      3,478,104        362,866       1.0
                                                                                ----------     ----------       --------       ---
 Engine valves
Total Automotive Equipment and Parts .......................................     6,534,421      6,497,679        (36,742)      2.0
                                                                                ==========     ==========       ========       ===

Banks and Finance
The Bank of Fukuoka, Ltd. .............................             408,000      2,569,215      2,967,339        398,124       1.0
 Deposits, loans and exchange transactions
Iwai Securities Co., Ltd. .............................             195,200      5,317,278      4,265,955     (1,051,323)      1.3
 Financial services
Jaccs Co., Ltd. .......................................             626,000      6,449,160      6,586,834        137,674       2.1
 Consumer credit services
Matsui Securities Co., Ltd. ...........................             344,100      4,746,259      3,767,686       (978,573)      1.2
 Online brokerage services
Sapporo Hokuyo Holdings, Inc. .........................                 367      3,632,434      4,345,128        712,694       1.4
                                                                                ----------     ----------       --------       ---
 General banking services
Total Banks and Finance ....................................................    22,714,346     21,932,942       (781,404)      7.0
                                                                               ===========    ===========      =========       ===

Chemicals and Pharmaceuticals
Shizuokagas Co., Ltd. .................................             721,000      3,870,294      6,180,825      2,310,531       2.0
                                                                                ----------     ----------     ----------       ---
 Natural gas supplier
Total Chemicals and Pharmaceuticals ........................................     3,870,294      6,180,825      2,310,531       2.0
                                                                                ==========     ==========     ==========       ===

Electric
Mirai Industry Co., Ltd. ..............................             274,700      2,672,664      3,386,830        714,166       1.1
                                                                                ----------     ----------       --------       ---
 Plastic molded electric materials
Total Electric .............................................................     2,672,664      3,386,830        714,166       1.1
                                                                                ==========     ==========       ========       ===

Electronics
Dainippon Screen Mfg Co., Ltd. ........................             406,000      2,284,104      3,953,924      1,669,820       1.3
 Electronic components
Meiko Electronics Co., Ltd. ...........................             140,700      5,448,225      8,880,251      3,432,026       2.8
 Printed circuit boards
Sanken Electric Co.,Ltd. ..............................             303,000      4,833,173      4,393,884       (439,289)      1.4
                                                                                ----------     ----------      ---------       ---
  Semiconductors
Total Electronics ..........................................................    12,565,502     17,228,059      4,662,557       5.5
                                                                               ===========    ===========     ==========       ===

Food Manufacturing
Ozeki Co., Ltd. .......................................             123,200      3,722,662      3,816,584         93,922       1.2
                                                                                ----------     ----------        -------       ---
 Supermarket chain
Total Food Manufacturing ...................................................     3,722,662      3,816,584         93,922       1.2
                                                                                ==========     ==========        =======       ===

Information and Software
Jastec Co., Ltd. ......................................             281,000      2,945,922      3,079,281        133,359       1.0
 Applications software
Sorun Corporation .....................................             449,200      3,317,326      3,934,774        617,448       1.2
                                                                                ----------     ----------       --------       ---
 Computer software development
Total Information and Software .............................................     6,263,248      7,014,055        750,807       2.2
                                                                                ==========     ==========       ========       ===

Iron and Steel
Godo Steel Ltd ........................................             539,000      3,440,315      3,224,356       (215,959)      1.0
 Construction steel products
Neturen Co., Ltd. .....................................             275,900      2,359,367      3,043,042        683,675       1.0
                                                                                ----------     ----------       --------       ---
 Metal processors
Total Iron and Steel .......................................................     5,799,682      6,267,398        467,716       2.0
                                                                                ==========     ==========       ========       ===


                                              JAPAN SMALLER CAPITALIZATION FUND, INC.




                                                       SCHEDULE OF INVESTMENTS
                                                IN SECURITIES OF UNAFFILIATED ISSUERS
                                                            May 31, 2006

                                                                                                                              % of
                                                                                                   Market     Unrealized       Net
                                                                     Shares           Cost          Value      Gain/Loss    Assets
                                                                     ------           ----         ------     ----------    ------
Machinery and Machine Tools
Hitachi Construction Machinery Co., Ltd + .............             395,800     $7,128,915     $9,513,153     $2,384,238       3.0
Construction machinery
Makino Milling Machine Co., Ltd. ......................             966,000      8,838,695     11,712,218      2,873,523       3.7
 Industrial machinery
Sintokogio, Ltd. ......................................             414,000      4,049,346      5,845,053      1,795,707       1.9
 Engineering equipment
Yamatake Corp. ........................................             223,200      5,317,500      5,662,705        345,205       1.8
                                                                                ----------     ----------       --------       ---
 Industrial Automation equipment
Total Machinery and Machine Tools ..........................................    25,334,456     32,733,129      7,398,673      10.4
                                                                               ===========    ===========     ==========      ====

Miscellaneous Manufacturing
Dowa Mining Co., Ltd. .................................             741,000      5,893,805      6,622,727        728,922       2.1
 Produces various metal-related products
Hamamatsu Photonics K.K. ..............................             220,000      5,292,182      7,148,262      1,856,080       2.3
 Electron tubes, semiconductors, and image processors
Kimmon Manufacturing Co. Ltd. .........................           1,186,000      4,081,110      3,146,197       (934,913)      1.0
 Produces various electronic measurement equipments
Mani, Inc. ............................................              80,100      1,994,046      6,060,889      4,066,843       1.9
 Medical goods and equipment
Nichias Corporation ...................................             720,000      3,880,584      5,210,843      1,330,259       1.7
 Building and construction materials
Nichiha Corporation ...................................             215,600      3,382,853      4,452,682      1,069,829       1.4
 Ceramic exterior walls and fiber boards
Seiko Corp. ...........................................             426,000      2,725,197      3,978,048      1,252,851       1.3
 Medical and commercial equipment
Topcon Corporation ....................................             301,600      3,858,391      6,376,463      2,518,072       2.0
 Medical instruments
Toppan Forms Co.,Ltd. .................................             224,700      3,235,906      3,144,420        (91,486)      1.0
 Commercial printing
Ulvac, Inc. ...........................................              77,300      3,012,643      3,302,978        290,335       1.1
                                                                                ----------     ----------       --------       ---
  Vaccuum devices
Total Miscellaneous Manufacturing ..........................................    37,356,717     49,443,509     12,086,792      15.8
                                                                               ===========    ===========    ===========      ====

Real Estate and Warehouse
Daibiru Corporation ...................................             423,800      3,544,150      4,715,805      1,171,655       1.5
 Leases office buildings, apartments and hotels
Leopalace21 Corporation ...............................             100,900      3,483,137      3,017,973       (465,164)      1.0
 Property manager
Suruga Corporation ....................................              45,400      2,839,369      2,990,697        151,328       1.0
                                                                                ----------     ----------       --------       ---
 Multi-unit commercial and residential building
Total Real Estate and Warehouse ............................................     9,866,656     10,724,475        857,819       3.5
                                                                                ==========    ===========       ========       ===

Restaurants
Doutor Coffee Co., Ltd. ...............................             260,000      5,082,643      4,453,109       (629,534)      1.4
                                                                                ----------     ----------      ---------       ---
 Coffee shop chains
Total Restaurants ..........................................................     5,082,643      4,453,109       (629,534)      1.4
                                                                                ==========     ==========      =========       ===

Retail
Askul Corp. ...........................................             156,000      4,574,005      4,034,183       (539,822)      1.3
 Office equipment products
Culture Convenience Club Co., Ltd. ....................             343,800      3,620,923      4,177,567        556,644       1.3
 Speciality bookstore
Village Vanguard Co., Ltd. ............................                 522      2,745,331      4,019,495      1,274,164       1.3
                                                                                ----------     ----------     ----------       ---
 Books, cd's, videos and office supplies
Total Retail ...............................................................    10,940,259     12,231,245      1,290,986       3.9
                                                                               ===========    ===========     ==========       ===




                                               JAPAN SMALLER CAPITALIZATION FUND, INC.
                                                       SCHEDULE OF INVESTMENTS
                                                IN SECURITIES OF UNAFFILIATED ISSUERS
                                                            May 31, 2006

                                                                                                                              % of
                                                                                                   Market     Unrealized       Net
                                                                     Shares           Cost          Value      Gain/Loss    Assets
                                                                     ------           ----         ------     ----------    ------
Services
DTS Corporation .......................................             112,900     $3,871,678     $3,859,314       ($12,364)      1.2
 System and network engineering
Meiko Network Japan Co., Ltd. .........................             589,100      3,280,998      3,151,726       (129,272)      1.0
                                                                                ----------     ----------      ---------       ---
 Private schools and academic tutoring
Total Services .............................................................     7,152,676      7,011,040       (141,636)      2.2
                                                                                ==========     ==========      =========       ===

Telecommunications
Daimei Telecom Engineering Corp. ......................             383,000      3,916,318      4,739,129        822,811       1.5
                                                                                ----------     ----------       --------       ---
 Telecommunication wire installations
Total Telecommunications ...................................................     3,916,318      4,739,129        822,811       1.5
                                                                                ==========     ==========       ========       ===

Textiles and Apparel
Workman Co., Ltd. .....................................              80,700      1,598,227      3,067,512      1,469,285       1.0
                                                                                ----------     ----------     ----------       ---
 Uniforms
Total Textiles and Apparel                                                       1,598,227      3,067,512      1,469,285       1.0
 ...........................................................................    ==========     ==========     ==========       ===

Wholesale
Hitachi High-Technologies Corporation .................             212,500      4,288,552      6,091,156      1,802,604       1.9
 Computers and electrical devices
Kondotec, Inc. ........................................             251,500      1,986,800      3,235,123      1,248,323       1.0
 Construction materials
Yuasa Trading Co., Ltd. ...............................           3,503,000      7,181,256      7,359,309        178,053       2.3
                                                                                ----------     ----------       --------       ---
 Industrial machinery
Total Wholesale ............................................................    13,456,608     16,685,588      3,228,980       5.2
                                                                               ===========    ===========     ==========       ===

TOTAL INVESTMENTS IN COMMON STOCKS .........................................  $178,847,379   $213,413,108    $34,565,729      67.9
                                                                             =============  =============   ============      ====


                                               JAPAN SMALLER CAPITALIZATION FUND, INC.
                                                       SCHEDULE OF INVESTMENTS
                                                IN SECURITIES OF UNAFFILIATED ISSUERS
                                                            May 31, 2006

                                                                                                                              % of
                                                                      Principal                       Market    Unrealized     Net
                                                                         Amount          Cost          Value  Gain or Loss  Assets
                                                                         ------          ----          -----  ------------  ------
INVESTMENTS IN FOREIGN CURRENCY
Hong Kong Shanghai Bank- Tokyo
  Non- interest bearing account ................................JPY 365,192,983    $3,250,928     $3,250,928            $0     1.0
                                                                                  -----------    -----------           ---     ---
TOTAL INVESTMENTS IN FOREIGN CURRENCY ...................................           3,250,928      3,250,928             0     1.0
                                                                                   ----------     ----------            --     ---

TOTAL INVESTMENTS .......................................................        $182,098,307   $216,664,036   $34,565,729    68.9
                                                                                -------------  -------------  ------------    ----

OTHER ASSETS LESS LIABILITIES, NET .........................................................     $97,240,610                  31.1
                                                                                                ------------                  ----

NET ASSETS .................................................................................    $313,904,646                 100.0
                                                                                               =============                 =====


+ Non-Income Producing Security
* Aggregate gross unrealized appreciation for all securities in which there is an exceed of value over tax cost was $40,453,036.
  Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $5,887,307.


      Portfolio securities and foreign currency holdings were translated at the following exchange rate as of May 31, 2006.

                                 Japanese Yen        112.34     =$1.00

Item 2.  Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer evaluated the Registrant's disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

(a) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JAPAN SMALLER CAPITALIZATION FUND, INC.



By: /s/ Hiroshi Terasaki
    -------------------------------
    Hiroshi Terasaki, President
    (Principal Executive Officer)

Date:  July 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.




By: /s/ Rita Chopra-Brathwaite
    -----------------------------------
    Rita Chopra-Brathwaite, Treasurer
    (Principal Financial Officer)

Date:  July 26, 2006